Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group, Inc.
2.45%, 04/30/30	$3,967	$3,624,529
4.20%, 06/01/30(a)	3,969	3,857,576
4.75%, 03/30/30(a)	3,404	3,361,649
		10,843,754
Aerospace & Defense — 1.8%
Boeing Co.(The)
2.95%, 02/01/30(a)	4,324	4,045,203
5.15%, 05/01/30	24,146	24,272,313
General Dynamics Corp., 3.63%, 04/01/30(a)	6,137	5,897,424
General Electric Co., 4.30%, 07/29/30	5,457	5,364,478
Lockheed Martin Corp.
1.85%, 06/15/30	3,312	2,969,967
4.40%, 08/15/30(a)	4,541	4,490,457
Northrop Grumman Corp.
4.40%, 05/01/30	4,216	4,156,245
4.65%, 07/15/30(a)	2,636	2,616,765
RTX Corp., 2.25%, 07/01/30	5,954	5,415,980
		59,228,832
Agriculture — 1.8%
Altria Group, Inc.
3.40%, 05/06/30	3,850	3,647,395
4.50%, 08/06/30	3,188	3,136,967
Archer-Daniels-Midland Co., 3.25%, 03/27/30	5,874	5,570,130
BAT Capital Corp.
4.91%, 04/02/30	5,866	5,851,728
6.34%, 08/02/30	5,471	5,737,186
Bunge Ltd. Finance Corp., 4.55%, 08/04/30	3,899	3,843,036
Philip Morris International, Inc.
1.75%, 11/01/30(a)	5,273	4,645,000
2.10%, 05/01/30	4,663	4,227,650
4.00%, 10/29/30	3,984	3,849,410
4.38%, 04/30/30	4,081	4,010,523
5.13%, 02/15/30(a)	11,307	11,395,082
5.50%, 09/07/30	3,472	3,548,722
		59,462,829
Airlines — 0.3%
Delta Air Lines, Inc., 5.25%, 07/10/30(a)	5,798	5,828,958
Southwest Airlines Co., 2.63%, 02/10/30(a)	3,051	2,803,200
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	2,798	2,687,555
		11,319,713
Apparel — 0.6%
NIKE, Inc., 2.85%, 03/27/30	8,753	8,206,574
PVH Corp., 5.50%, 06/13/30(a)	3,564	3,584,121
Ralph Lauren Corp., 2.95%, 06/15/30	4,201	3,914,900
Tapestry, Inc., 5.10%, 03/11/30	2,402	2,403,442
		18,109,037
Auto Manufacturers — 3.5%
American Honda Finance Corp.
4.50%, 09/04/30	3,743	3,659,769
4.60%, 04/17/30(a)	4,008	3,943,119
4.80%, 03/05/30	2,799	2,774,086
5.85%, 10/04/30(a)	2,847	2,925,997
Cummins, Inc., 1.50%, 09/01/30	5,185	4,563,987
Ford Motor Co., 9.63%, 04/22/30(a)	2,366	2,662,733
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	9,595	8,960,360
Security	Par (000)	Value
Auto Manufacturers (continued)
5.73%, 09/05/30	$7,523	$7,525,003
7.20%, 06/10/30	4,520	4,731,285
7.35%, 03/06/30	6,052	6,359,116
General Motors Co., 5.63%, 04/15/30(a)	3,847	3,917,641
General Motors Financial Co., Inc.
3.60%, 06/21/30(a)	6,634	6,288,467
5.35%, 01/07/30	6,353	6,411,522
5.45%, 07/15/30	5,473	5,543,544
5.85%, 04/06/30(a)	5,189	5,321,393
Honda Motor Co. Ltd., 4.69%, 07/08/30	6,990	6,889,984
PACCAR Financial Corp., 4.55%, 05/08/30(a)	2,450	2,441,936
Toyota Motor Corp., 4.45%, 06/30/30	2,824	2,789,459
Toyota Motor Credit Corp.
2.15%, 02/13/30	4,236	3,872,120
3.38%, 04/01/30	5,880	5,593,261
4.55%, 05/17/30	3,856	3,817,894
4.80%, 05/15/30	3,864	3,859,439
4.95%, 01/09/30	4,038	4,056,413
5.55%, 11/20/30	6,588	6,762,271
		115,670,799
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30	2,350	2,219,899
Magna International, Inc., 2.45%, 06/15/30(a)	4,696	4,279,621
		6,499,520
Banks — 7.0%
Banco Santander SA
2.75%, 12/03/30	8,987	8,089,163
3.49%, 05/28/30	5,467	5,168,355
4.55%, 11/06/30	7,222	7,055,733
5.57%, 01/17/30	5,467	5,552,557
Bank of Nova Scotia (The), 4.85%, 02/01/30	6,859	6,854,402
BankUnited, Inc., 5.13%, 06/11/30(a)	1,825	1,793,447
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30(a)	4,154	4,048,962
Capital One N.A., 2.70%, 02/06/30	2,939	2,728,518
Citibank N.A., 4.91%, 05/29/30	14,348	14,376,296
Citizens Financial Group, Inc.
2.50%, 02/06/30	2,056	1,888,761
3.25%, 04/30/30	4,144	3,893,285
Commonwealth Bank of Australia, 4.15%, 10/01/30	2,747	2,688,695
First Horizon Bank, 5.75%, 05/01/30(a)	2,308	2,321,125
Goldman Sachs Group, Inc.(The)
2.60%, 02/07/30	12,626	11,661,311
3.80%, 03/15/30	14,422	13,852,657
HSBC Holdings PLC, 4.95%, 03/31/30	13,281	13,300,293
Huntington Bancshares, Inc./Ohio, 2.55%, 02/04/30	4,695	4,312,249
Huntington National Bank (The), 5.65%, 01/10/30(a)	4,296	4,385,335
JPMorgan Chase & Co., 8.75%, 09/01/30	3,580	4,065,223
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	6,371	5,699,918
2.56%, 02/25/30	5,370	4,943,888
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	3,336	3,315,480
4.90%, 01/14/30(a)	3,134	3,157,567
Northern Trust Corp.
1.95%, 05/01/30	5,868	5,303,390
4.15%, 11/19/30	2,946	2,873,778

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30	$11,490	$10,628,491
State Street Corp.
2.40%, 01/24/30(a)	3,662	3,401,161
4.73%, 02/28/30	3,215	3,212,836
4.83%, 04/24/30	5,271	5,279,466
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	8,515	7,634,386
2.14%, 09/23/30(a)	2,980	2,652,670
2.75%, 01/15/30	7,252	6,732,009
5.24%, 04/15/30(a)	3,826	3,854,071
5.71%, 01/13/30	6,936	7,086,960
5.85%, 07/13/30(a)	3,709	3,814,577
Toronto-Dominion Bank (The), 4.81%, 06/03/30	6,886	6,869,340
Truist Bank, 2.25%, 03/11/30	7,328	6,639,989
Truist Financial Corp., 1.95%, 06/05/30	4,008	3,593,636
U.S. Bancorp, 1.38%, 07/22/30	7,553	6,605,339
Westpac Banking Corp.
2.65%, 01/16/30	3,641	3,408,837
4.35%, 07/01/30(a)	4,025	3,977,818
		228,721,974
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	10,682	10,221,028
Coca-Cola Co.(The)
1.65%, 06/01/30	8,277	7,425,099
3.45%, 03/25/30	6,196	5,970,245
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	5,158	4,793,790
Constellation Brands, Inc.
2.88%, 05/01/30	3,451	3,200,584
4.80%, 05/01/30	2,660	2,642,728
Diageo Capital PLC, 2.00%, 04/29/30(a)	6,174	5,574,840
Diageo Investment Corp., 5.13%, 08/15/30	4,844	4,878,802
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30	5,003	4,681,061
4.60%, 05/15/30	2,910	2,860,371
PepsiCo, Inc.
1.63%, 05/01/30	6,303	5,646,129
2.75%, 03/19/30	8,121	7,599,329
4.30%, 07/23/30	3,049	3,023,095
4.60%, 02/07/30	4,451	4,452,991
		72,970,092
Biotechnology — 1.6%
Amgen, Inc.
2.45%, 02/21/30	7,325	6,752,307
5.25%, 03/02/30	15,778	15,968,413
Biogen, Inc., 2.25%, 05/01/30	8,421	7,639,637
Gilead Sciences, Inc., 1.65%, 10/01/30	7,230	6,373,476
Illumina, Inc., 4.75%, 12/12/30	3,661	3,605,417
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	6,705	5,895,942
Royalty Pharma PLC, 2.20%, 09/02/30	5,396	4,839,735
		51,074,927
Building Materials — 1.3%
Amrize Finance U.S. LLC, 4.95%, 04/07/30	4,833	4,826,350
Carlisle Companies, Inc., 2.75%, 03/01/30	4,725	4,388,810
Carrier Global Corp., 2.72%, 02/15/30	10,806	10,036,626
CRH SMW Finance DAC, 5.13%, 01/09/30	6,265	6,304,609
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	3,659	3,228,928
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/30	$2,768	$2,541,469
Masco Corp., 2.00%, 10/01/30	2,479	2,197,193
Mohawk Industries, Inc., 3.63%, 05/15/30	1,924	1,833,339
Owens Corning
3.50%, 02/15/30(a)	2,275	2,167,113
3.88%, 06/01/30	2,071	1,988,082
Vulcan Materials Co., 3.50%, 06/01/30	4,499	4,268,780
		43,781,299
Chemicals — 1.1%
Air Products and Chemicals, Inc., 2.05%, 05/15/30	5,124	4,642,693
Dow Chemical Co. (The), 2.10%, 11/15/30	5,379	4,731,016
Ecolab, Inc., 4.80%, 03/24/30	3,976	3,973,093
EIDP, Inc., 2.30%, 07/15/30(a)	2,933	2,684,536
Linde, Inc./CT, 1.10%, 08/10/30	3,709	3,227,627
LYB International Finance III LLC, 2.25%, 10/01/30	3,134	2,791,460
Mosaic Co. (The), 4.60%, 11/15/30	2,191	2,150,060
Nutrien Ltd., 2.95%, 05/13/30	3,096	2,884,658
PPG Industries, Inc., 2.55%, 06/15/30	1,773	1,629,015
Sherwin-Williams Co.(The)
2.30%, 05/15/30	2,395	2,178,035
4.50%, 08/15/30	2,634	2,592,513
Westlake Corp., 3.38%, 06/15/30(a)	1,946	1,835,339
		35,320,045
Commercial Services — 1.7%
Automatic Data Processing, Inc., 1.25%, 09/01/30	5,196	4,542,784
Block Financial LLC, 3.88%, 08/15/30(a)	4,149	3,922,403
Cornell University, Series 2025, 4.17%, 06/15/30	270	265,053
Emory University, Series 2020, 2.14%, 09/01/30	1,885	1,705,081
Equifax, Inc., 3.10%, 05/15/30	3,552	3,309,158
Global Payments, Inc.
2.90%, 05/15/30	6,543	5,975,536
4.88%, 11/15/30	9,294	9,052,011
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	1,673	1,646,429
PayPal Holdings, Inc., 2.30%, 06/01/30	5,686	5,194,233
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	1,350	1,362,028
Quanta Services, Inc., 2.90%, 10/01/30	5,005	4,612,170
RELX Capital, Inc.
3.00%, 05/22/30	4,318	4,028,586
4.75%, 03/27/30	4,153	4,127,786
S&P Global, Inc., 1.25%, 08/15/30(a)	3,157	2,740,125
Trustees of Dartmouth College, 4.27%, 06/01/30	962	951,207
Trustees of Princeton University (The), 4.65%, 07/01/30(a)	1,205	1,207,220
Yale University, Series 2020, 1.48%, 04/15/30	2,912	2,610,685
		57,252,495
Computers — 2.5%
Amdocs Ltd., 2.54%, 06/15/30(a)	3,734	3,361,069
Apple, Inc.
1.25%, 08/20/30	6,810	5,975,714
1.65%, 05/11/30	9,423	8,465,683
4.15%, 05/10/30	2,419	2,394,163
4.20%, 05/12/30(a)	4,612	4,569,921
Booz Allen Hamilton, Inc., 5.38%, 01/30/30	2,085	2,084,779
CGI, Inc., 4.95%, 03/14/30	3,450	3,409,841
Dell International LLC/EMC Corp.
4.35%, 02/01/30	3,817	3,738,355

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.00%, 04/01/30	$5,261	$5,261,834
6.20%, 07/15/30	3,962	4,115,418
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30	2,623	2,569,525
Hewlett Packard Enterprise Co., 4.40%, 10/15/30	5,365	5,232,050
HP, Inc.
3.40%, 06/17/30(a)	2,478	2,336,779
5.40%, 04/25/30(a)	2,923	2,950,631
International Business Machines Corp.
1.95%, 05/15/30	8,185	7,333,168
4.80%, 02/10/30	5,466	5,442,631
Leidos, Inc., 4.38%, 05/15/30	4,143	4,037,802
NetApp, Inc., 2.70%, 06/22/30	5,087	4,652,369
Teledyne FLIR LLC, 2.50%, 08/01/30	2,623	2,381,976
		80,313,708
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co., 4.20%, 05/01/30(a)	3,215	3,185,844
Estee Lauder Companies, Inc. (The), 2.60%, 04/15/30	3,188	2,946,920
Kenvue, Inc., 5.00%, 03/22/30(a)	6,259	6,289,378
Procter & Gamble Co.(The)
1.20%, 10/29/30	7,284	6,335,315
3.00%, 03/25/30	7,587	7,181,148
4.05%, 05/01/30	4,005	3,939,580
Unilever Capital Corp., 1.38%, 09/14/30	3,638	3,194,457
		33,072,642
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.38%, 11/15/30	3,492	3,395,071
6.15%, 09/30/30	5,089	5,267,102
Affiliated Managers Group, Inc., 3.30%, 06/15/30	2,503	2,353,306
BGC Group, Inc., 6.15%, 04/02/30	3,857	3,911,927
Brookfield Asset Management Ltd., 4.65%, 11/15/30	3,277	3,204,716
Brookfield Finance, Inc., 4.35%, 04/15/30	4,771	4,659,144
Cboe Global Markets, Inc., 1.63%, 12/15/30	2,993	2,588,644
Charles Schwab Corp. (The), 4.63%, 03/22/30(a)	2,458	2,452,083
CME Group, Inc., 4.40%, 03/15/30	4,198	4,151,643
Franklin Resources, Inc., 1.60%, 10/30/30	4,422	3,869,684
Intercontinental Exchange, Inc., 2.10%, 06/15/30(a)	7,060	6,376,530
Jefferies Financial Group, Inc., 4.15%, 01/23/30	6,404	6,147,405
LPL Holdings, Inc.
5.15%, 06/15/30	2,977	2,965,296
5.20%, 03/15/30	3,947	3,942,367
Mastercard, Inc., 3.35%, 03/26/30	8,247	7,869,602
Nomura Holdings, Inc.
2.68%, 07/16/30(a)	5,214	4,743,940
3.10%, 01/16/30	8,881	8,303,194
4.90%, 07/01/30(a)	3,806	3,764,367
ORIX Corp., 4.45%, 09/09/30	1,810	1,770,204
Raymond James Financial, Inc., 4.65%, 04/01/30	2,769	2,752,825
Stifel Financial Corp., 4.00%, 05/15/30	2,871	2,758,706
Sumisho Air Lease Corp.
3.00%, 02/01/30	3,231	3,005,788
3.13%, 12/01/30(a)	4,070	3,740,321
Visa, Inc., 2.05%, 04/15/30(a)	8,542	7,797,317
		101,791,182
Security	Par (000)	Value
Electric — 7.0%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	$3,447	$3,098,935
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	3,192	2,791,400
Ameren Illinois Co., 1.55%, 11/15/30(a)	2,147	1,874,296
American Electric Power Co., Inc., 2.30%, 03/01/30	2,348	2,147,182
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	6,117	5,865,023
Black Hills Corp., 2.50%, 06/15/30	2,492	2,266,762
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30	2,767	2,761,675
CenterPoint Energy, Inc., 2.95%, 03/01/30(a)	1,875	1,748,361
Commonwealth Edison Co., 2.20%, 03/01/30	1,977	1,805,705
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	2,123	2,131,478
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	3,971	3,771,314
Consumers Energy Co., 4.70%, 01/15/30	3,619	3,606,706
Dayton Power & Light Co. (The), 4.55%, 08/15/30	1,573	1,540,976
Dominion Energy, Inc.
5.00%, 06/15/30	4,948	4,956,055
Series C, 3.38%, 04/01/30(a)	8,416	7,976,572
DTE Electric Co., 2.25%, 03/01/30	3,438	3,151,522
DTE Energy Co.
2.95%, 03/01/30	1,434	1,343,215
5.20%, 04/01/30(a)	5,888	5,927,461
Duke Energy Carolinas LLC
2.45%, 02/01/30	2,705	2,499,478
4.85%, 03/15/30	2,563	2,564,958
Duke Energy Corp., 2.45%, 06/01/30	4,368	3,989,808
Duke Energy Florida LLC
1.75%, 06/15/30(a)	3,921	3,502,458
4.20%, 12/01/30	2,635	2,565,653
Duke Energy Ohio, Inc., 2.13%, 06/01/30	2,975	2,689,025
Edison International, 6.25%, 03/15/30	2,880	2,946,221
Entergy Corp., 2.80%, 06/15/30	3,341	3,085,789
Entergy Louisiana LLC, 1.60%, 12/15/30	2,142	1,866,444
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/30(a)	2,079	1,890,735
Eversource Energy
4.45%, 12/15/30	3,926	3,829,525
Series R, 1.65%, 08/15/30(a)	3,261	2,862,669
Exelon Corp., 4.05%, 04/15/30	7,522	7,285,492
FirstEnergy Corp.
2.65%, 03/01/30	3,444	3,172,597
Series B, 2.25%, 09/01/30	2,430	2,172,155
FirstEnergy Transmission LLC, 4.55%, 01/15/30	2,050	2,021,831
Florida Power & Light Co., 4.63%, 05/15/30(a)	2,622	2,613,729
Georgia Power Co., 4.55%, 03/15/30	3,414	3,384,916
Interstate Power and Light Co., 2.30%, 06/01/30	1,988	1,807,081
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,025	1,961,838
Jersey Central Power & Light Co., 4.60%, 01/15/30(b)	2,057	2,033,767
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,924	2,685,826
4.30%, 12/10/30	3,611	3,526,644
4.95%, 02/07/30(a)	1,354	1,358,493
Nevada Power Co., Series DD, 2.40%, 05/01/30	2,274	2,083,437
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	11,191	10,151,800
5.00%, 02/28/30(a)	2,951	2,959,622
5.05%, 03/15/30	5,802	5,836,089

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
3.95%, 04/01/30	$2,283	$2,209,369
4.85%, 03/01/30	2,343	2,341,863
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	2,455	2,269,813
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	2,209	2,086,831
3.30%, 03/15/30(a)	1,703	1,610,813
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	3,581	3,319,647
Pacific Gas and Electric Co., 4.55%, 07/01/30	17,484	17,093,813
PacifiCorp, 2.70%, 09/15/30(a)	2,611	2,377,225
Pinnacle West Capital Corp., 5.15%, 05/15/30	2,544	2,554,578
PPL Capital Funding, Inc., 4.13%, 04/15/30	2,325	2,259,143
Public Service Electric and Gas Co., 2.45%, 01/15/30	2,146	1,987,733
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	3,274	2,864,731
4.90%, 03/15/30	2,342	2,336,914
Puget Energy, Inc., 4.10%, 06/15/30	2,805	2,694,751
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	4,809	4,230,655
Southern California Edison Co.
2.25%, 06/01/30	3,350	3,019,597
5.25%, 03/15/30	4,438	4,464,448
Southern Co. (The), Series A, 3.70%, 04/30/30	5,618	5,389,451
Southern Power Co., Series A, 4.25%, 10/01/30	3,921	3,819,785
Tucson Electric Power Co., 1.50%, 08/01/30	2,339	2,048,360
Union Electric Co., 2.95%, 03/15/30(a)	2,702	2,535,382
WEC Energy Group, Inc., 1.80%, 10/15/30	2,552	2,252,988
Wisconsin Electric Power Co., 4.15%, 10/15/30	3,540	3,441,202
Xcel Energy, Inc., 3.40%, 06/01/30(a)	3,468	3,280,882
		230,602,692
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	3,385	3,004,560
Electronics — 1.0%
Amphenol Corp.
2.80%, 02/15/30	5,713	5,332,249
4.13%, 11/15/30	4,963	4,822,306
Emerson Electric Co., 1.95%, 10/15/30	3,086	2,755,133
Flex Ltd., 4.88%, 05/12/30	3,728	3,676,289
Honeywell International, Inc., 1.95%, 06/01/30	5,828	5,247,675
Jabil, Inc., 3.60%, 01/15/30	3,184	3,025,451
Keysight Technologies, Inc., 5.35%, 07/30/30	4,486	4,545,580
Tyco Electronics Group SA, 4.63%, 02/01/30	2,097	2,081,212
		31,485,895
Environmental Control — 0.5%
Republic Services, Inc.
2.30%, 03/01/30(a)	3,430	3,147,491
4.75%, 07/15/30(a)	2,450	2,444,929
Waste Connections, Inc., 2.60%, 02/01/30(a)	3,390	3,155,893
Waste Management, Inc.
4.63%, 02/15/30(a)	3,992	3,977,205
4.65%, 03/15/30(a)	3,524	3,510,750
		16,236,268
Food — 1.9%
Campbell's Co. (The), 2.38%, 04/24/30	3,492	3,153,655
Conagra Brands, Inc.
5.00%, 08/01/30(a)	2,875	2,842,333
8.25%, 09/15/30	1,842	2,042,785
Security	Par (000)	Value
Food (continued)
General Mills, Inc.
2.88%, 04/15/30	$4,245	$3,946,748
4.88%, 01/30/30(a)	4,189	4,178,227
Hershey Co.(The)
1.70%, 06/01/30	2,902	2,595,120
4.75%, 02/24/30	2,500	2,505,372
Hormel Foods Corp., 1.80%, 06/11/30	5,195	4,644,163
Ingredion, Inc., 2.90%, 06/01/30	3,365	3,128,847
J M Smucker Co. (The), 2.38%, 03/15/30	2,608	2,393,354
Kellanova, 2.10%, 06/01/30	2,927	2,649,158
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	4,015	3,851,975
Kroger Co. (The), 2.20%, 05/01/30(a)	2,912	2,643,062
McCormick & Co., Inc./MD, 2.50%, 04/15/30	3,042	2,793,335
Mondelez International, Inc.
2.75%, 04/13/30	4,521	4,196,804
4.50%, 05/06/30	2,537	2,500,974
Sysco Corp.
2.40%, 02/15/30	2,619	2,396,447
5.10%, 09/23/30	3,925	3,926,938
5.95%, 04/01/30(a)	5,243	5,387,827
		61,777,124
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	5,659	5,545,480
Gas — 0.5%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	2,955	2,612,595
National Fuel Gas Co., 5.50%, 03/15/30	3,142	3,172,987
NiSource, Inc., 3.60%, 05/01/30	4,632	4,418,777
ONE Gas, Inc., 2.00%, 05/15/30(a)	2,474	2,232,415
Southern California Gas Co., Series XX, 2.55%, 02/01/30	3,143	2,917,157
Southwest Gas Corp., 2.20%, 06/15/30	2,703	2,437,350
		17,791,281
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc., 2.30%, 03/15/30	5,350	4,875,765
Health Care - Products — 1.6%
Abbott Laboratories, 1.40%, 06/30/30	3,703	3,269,418
Agilent Technologies, Inc., 2.10%, 06/04/30	3,803	3,428,345
Baxter International, Inc.
3.95%, 04/01/30(a)	3,158	3,022,546
4.90%, 12/15/30	4,316	4,235,975
Boston Scientific Corp., 2.65%, 06/01/30	7,715	7,123,170
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	4,511	4,171,394
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	7,043	7,235,591
Smith & Nephew PLC, 2.03%, 10/14/30	5,245	4,636,837
Stryker Corp.
1.95%, 06/15/30	5,423	4,871,211
4.85%, 02/10/30	4,544	4,541,542
Thermo Fisher Scientific, Inc., 4.98%, 08/10/30	4,175	4,200,078
Zimmer Biomet Holdings, Inc., 5.05%, 02/19/30(a)	3,099	3,110,197
		53,846,304
Health Care - Services — 3.1%
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	1,736	1,706,259
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30	407	369,545
Ascension Health, Series 2025, 4.29%, 11/15/30	4,234	4,138,475
Banner Health, 2.34%, 01/01/30	1,294	1,192,111

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	$1,848	$1,628,988
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	3,696	3,533,247
Cigna Group (The)
2.40%, 03/15/30	7,708	7,073,857
4.50%, 09/15/30	6,782	6,684,010
CommonSpirit Health
2.78%, 10/01/30	1,690	1,548,621
4.35%, 09/01/30	1,495	1,453,378
Elevance Health, Inc.
2.25%, 05/15/30(a)	6,848	6,229,654
4.75%, 02/15/30(a)	3,321	3,302,487
HCA, Inc.
3.50%, 09/01/30	14,577	13,740,271
4.30%, 11/15/30	2,755	2,671,338
5.25%, 03/01/30(a)	4,741	4,775,158
Humana, Inc., 4.88%, 04/01/30	3,599	3,570,882
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	3,274	3,208,897
Quest Diagnostics, Inc., 2.95%, 06/30/30(a)	4,272	3,976,168
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	2,440	2,306,016
Sutter Health, Series 20A, 2.29%, 08/15/30	2,665	2,412,276
UnitedHealth Group, Inc.
2.00%, 05/15/30	8,557	7,723,465
4.80%, 01/15/30(a)	6,995	7,001,749
5.30%, 02/15/30	6,970	7,077,174
Universal Health Services, Inc., 2.65%, 10/15/30	4,748	4,249,755
		101,573,781
Holding Companies - Diversified — 2.2%
Apollo Debt Solutions BDC, 5.88%, 08/30/30(a)	2,923	2,874,308
Ares Capital Corp.
5.50%, 09/01/30	4,489	4,410,480
5.55%, 01/15/30	4,200	4,157,809
Ares Strategic Income Fund
5.60%, 02/15/30(a)	4,135	4,051,330
5.80%, 09/09/30	2,922	2,860,939
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(a)	1,861	1,805,951
Barings Private Credit Corp., 6.15%, 06/11/30	1,533	1,507,579
Blackstone Private Credit Fund
5.05%, 09/10/30	3,047	2,909,485
5.25%, 04/01/30(a)	2,442	2,358,150
Blackstone Secured Lending Fund, 5.30%, 06/30/30	3,155	3,056,065
Blue Owl Capital Corp., 6.20%, 07/15/30(a)	2,494	2,468,909
Blue Owl Credit Income Corp., 5.80%, 03/15/30(a)	5,567	5,404,485
Capital Southwest Corp., 5.95%, 09/18/30	2,300	2,278,549
Carlyle Secured Lending, Inc., 6.75%, 02/18/30(a)	1,645	1,644,318
Franklin BSP Capital Corp., 6.00%, 10/02/30(a)(b)	1,614	1,562,359
Goldman Sachs BDC, Inc., 5.65%, 09/09/30(a)	2,553	2,491,932
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(a)	3,557	3,581,306
Golub Capital Private Credit Fund, 5.88%, 05/01/30(a)	2,919	2,862,221
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/30(a)	2,315	2,282,513
MSD Investment Corp., 6.25%, 05/31/30(a)	2,774	2,728,583
North Haven Private Income Fund LLC, 5.75%, 02/01/30	2,031	1,969,008
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	$1,811	$1,811,488
Oaktree Specialty Lending Corp., 6.34%, 02/27/30(a)	1,259	1,246,122
Oaktree Strategic Credit Fund, 6.19%, 07/15/30(a)	2,251	2,231,995
Sixth Street Lending Partners
5.75%, 01/15/30	3,047	3,012,598
6.13%, 07/15/30	4,225	4,219,437
Sixth Street Specialty Lending, Inc., 5.63%, 08/15/30(a)	1,936	1,908,262
		73,696,181
Home Builders — 0.4%
DR Horton, Inc., 4.85%, 10/15/30	2,766	2,753,718
Lennar Corp., 5.20%, 07/30/30	4,041	4,060,880
NVR, Inc., 3.00%, 05/15/30	5,620	5,228,216
Sekisui House U.S., Inc., 3.85%, 01/15/30(a)	1,550	1,467,631
		13,510,445
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	2,831	2,604,813
Clorox Co. (The), 1.80%, 05/15/30(a)	3,920	3,494,682
Kimberly-Clark Corp., 3.10%, 03/26/30	4,443	4,197,083
		10,296,578
Insurance — 3.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,235	2,569,815
Aflac, Inc., 3.60%, 04/01/30	6,150	5,891,452
Alleghany Corp., 3.63%, 05/15/30	3,949	3,782,524
Allstate Corp. (The), 1.45%, 12/15/30	3,585	3,098,102
American International Group, Inc.
3.40%, 06/30/30	2,707	2,557,020
4.85%, 05/07/30	3,902	3,897,374
Aon Corp., 2.80%, 05/15/30(a)	5,811	5,381,740
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30	2,446	2,490,695
Assurant, Inc., 3.70%, 02/22/30	2,542	2,418,346
Athene Holding Ltd., 6.15%, 04/03/30(a)	3,194	3,286,983
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	3,954	3,487,770
1.85%, 03/12/30	2,766	2,515,461
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	2,600	2,615,930
Brown & Brown, Inc., 4.90%, 06/23/30(a)	4,766	4,723,806
Chubb INA Holdings LLC, 1.38%, 09/15/30	6,861	5,975,012
CNA Financial Corp., 2.05%, 08/15/30(a)	3,624	3,228,879
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,531	2,495,670
Fidelity National Financial, Inc., 3.40%, 06/15/30	4,491	4,193,083
First American Financial Corp., 4.00%, 05/15/30(a)	3,012	2,881,476
Globe Life, Inc., 2.15%, 08/15/30	3,051	2,737,235
Hanover Insurance Group, Inc. (The), 2.50%, 09/01/30	2,078	1,879,720
Horace Mann Educators Corp., 4.70%, 10/01/30	2,324	2,282,080
Kemper Corp., 2.40%, 09/30/30	2,749	2,393,215
Lincoln National Corp.
2.33%, 08/15/30	2,608	2,346,640
3.05%, 01/15/30(a)	2,721	2,552,238
Loews Corp., 3.20%, 05/15/30	3,749	3,530,904
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30	5,058	4,543,480
4.65%, 03/15/30	5,596	5,558,449
MetLife, Inc., 4.55%, 03/23/30(a)	5,510	5,473,884
Principal Financial Group, Inc., 2.13%, 06/15/30	3,510	3,158,087
Progressive Corp. (The), 3.20%, 03/26/30	2,392	2,262,210
Prudential Financial, Inc., 2.10%, 03/10/30(a)	2,637	2,412,148

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	$5,836	$5,491,221
Reinsurance Group of America, Inc., 3.15%, 06/15/30	3,701	3,451,941
		117,564,590
Internet — 3.4%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)	4,501	4,526,573
Alphabet, Inc.
1.10%, 08/15/30	10,771	9,359,823
4.00%, 05/15/30(a)	5,013	4,888,930
4.10%, 11/15/30(a)	12,893	12,530,127
Amazon.com, Inc.
1.50%, 06/03/30	11,234	9,932,469
4.10%, 11/20/30	14,253	13,810,971
Baidu, Inc.
2.38%, 10/09/30	656	597,951
3.43%, 04/07/30(a)	743	710,636
eBay, Inc., 2.70%, 03/11/30	5,955	5,499,650
Expedia Group, Inc., 3.25%, 02/15/30(a)	7,050	6,643,274
JD.com, Inc., 3.38%, 01/14/30(a)	1,805	1,733,690
Meta Platforms, Inc.
4.20%, 11/15/30	21,157	20,504,764
4.80%, 05/15/30	6,355	6,344,181
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	2,845	2,544,727
Uber Technologies, Inc., 4.30%, 01/15/30	6,973	6,840,716
Weibo Corp., 3.38%, 07/08/30(a)	4,715	4,395,589
		110,864,071
Iron & Steel — 0.6%
Nucor Corp.
2.70%, 06/01/30	2,807	2,595,449
4.65%, 06/01/30	2,684	2,666,009
Reliance, Inc., 2.15%, 08/15/30	3,485	3,119,973
Steel Dynamics, Inc., 3.45%, 04/15/30	3,570	3,388,058
Vale Overseas Ltd., 3.75%, 07/08/30	7,654	7,273,527
		19,043,016
Lodging — 0.5%
Hyatt Hotels Corp., 5.75%, 04/23/30	2,305	2,347,092
Las Vegas Sands Corp., 6.00%, 06/14/30	3,106	3,164,305
Marriott International, Inc./MD
4.80%, 03/15/30	2,936	2,922,158
Series FF, 4.63%, 06/15/30	5,319	5,260,798
Sands China Ltd., 4.38%, 06/18/30(a)	3,652	3,517,548
		17,211,901
Machinery — 1.8%
Caterpillar Financial Services Corp., 4.80%, 01/08/30	2,631	2,653,144
Caterpillar, Inc., 2.60%, 04/09/30	4,430	4,120,590
CNH Industrial Capital LLC, 4.50%, 10/16/30(a)	2,973	2,903,737
Deere & Co., 3.10%, 04/15/30	4,373	4,131,971
Deere Funding Canada Corp., 4.15%, 10/09/30(a)	2,566	2,501,212
Eaton Capital ULC, 4.45%, 05/09/30	3,019	2,977,385
Flowserve Corp., 3.50%, 10/01/30	3,372	3,157,658
IDEX Corp., 3.00%, 05/01/30(a)	3,028	2,817,491
John Deere Capital Corp.
2.45%, 01/09/30	2,892	2,686,026
4.38%, 10/15/30	3,237	3,189,157
4.70%, 06/10/30	5,147	5,141,811
Series I, 4.55%, 06/05/30(a)	4,288	4,261,257
Oshkosh Corp., 3.10%, 03/01/30	2,553	2,400,001
Otis Worldwide Corp., 2.57%, 02/15/30	8,041	7,424,487
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp., 6.30%, 02/15/30	$5,489	$5,671,768
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/30	2,818	2,810,094
		58,847,789
Manufacturing — 0.3%
3M Co.
3.05%, 04/15/30	3,729	3,498,334
4.80%, 03/15/30(a)	3,266	3,264,406
Textron, Inc., 3.00%, 06/01/30	3,207	2,990,386
		9,753,126
Media — 1.1%
Comcast Corp.
2.65%, 02/01/30	8,883	8,192,474
3.40%, 04/01/30(a)	8,877	8,364,253
4.25%, 10/15/30	8,814	8,530,114
Fox Corp., 3.50%, 04/08/30(a)	4,192	3,992,481
Walt Disney Co. (The), 3.80%, 03/22/30(a)	6,349	6,160,678
		35,240,000
Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,012	3,793,177
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30	5,815	5,843,936
5.25%, 09/08/30	4,889	4,955,925
Freeport-McMoRan, Inc.
4.25%, 03/01/30	2,750	2,682,586
4.63%, 08/01/30	2,929	2,882,866
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(a)	2,798	2,655,353
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	9,478	9,490,349
		32,304,192
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30(a)	3,209	3,176,167
Oil & Gas — 4.8%
APA Corp., Series., 4.25%, 01/15/30(a)	2,313	2,256,292
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	5,735	5,100,969
3.63%, 04/06/30	6,528	6,270,803
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,864	2,660,747
Chevron Corp., 2.24%, 05/11/30(a)	8,719	7,978,617
Chevron USA, Inc.
4.30%, 10/15/30(a)	6,789	6,697,395
4.69%, 04/15/30	6,050	6,051,761
ConocoPhillips Co., 4.70%, 01/15/30	8,235	8,210,689
Devon Energy Corp., 4.50%, 01/15/30(a)	3,441	3,400,436
Diamondback Energy, Inc., 5.15%, 01/30/30	5,153	5,190,544
EOG Resources, Inc., 4.38%, 04/15/30	4,355	4,292,318
EQT Corp.
7.00%, 02/01/30	3,149	3,323,745
7.50%, 06/01/30(a)	2,809	3,009,597
Expand Energy Corp., 5.38%, 03/15/30	7,266	7,284,977
Exxon Mobil Corp.
2.61%, 10/15/30(a)	11,042	10,189,672
3.48%, 03/19/30(a)	11,609	11,167,084
HF Sinclair Corp., 4.50%, 10/01/30	1,879	1,828,384
Marathon Petroleum Corp., 5.15%, 03/01/30	6,105	6,147,391
Occidental Petroleum Corp.
6.63%, 09/01/30	5,701	5,978,681
8.88%, 07/15/30	5,917	6,601,154

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv, Inc., 8.13%, 09/15/30(a)	$1,681	$1,856,133
Phillips 66 Co., 2.15%, 12/15/30	5,784	5,153,327
Pioneer Natural Resources Co., 1.90%, 08/15/30	4,603	4,108,680
Shell Finance U.S., Inc.
2.75%, 04/06/30	7,977	7,436,076
4.13%, 11/06/30	5,399	5,268,028
Shell International Finance BV, 2.75%, 04/06/30	1,828	1,716,631
TotalEnergies Capital International SA, 2.83%, 01/10/30	6,388	6,007,274
Valero Energy Corp., 5.15%, 02/15/30	3,791	3,820,565
Viper Energy Partners LLC, 4.90%, 08/01/30	2,808	2,775,152
Woodside Finance Ltd., 5.40%, 05/19/30	6,648	6,708,821
		158,491,943
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/30	2,839	2,801,239
Halliburton Co., 2.92%, 03/01/30	5,483	5,122,045
Schlumberger Investment SA, 2.65%, 06/26/30	2,908	2,691,259
		10,614,543
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
2.63%, 06/19/30(a)	2,916	2,676,299
5.10%, 03/17/30(a)	3,714	3,726,133
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	4,888	4,920,899
Sonoco Products Co., 3.13%, 05/01/30	3,193	2,978,283
WestRock MWV LLC, 8.20%, 01/15/30(a)	2,030	2,232,814
		16,534,428
Pharmaceuticals — 5.3%
AbbVie, Inc., 4.88%, 03/15/30	5,366	5,382,845
Astrazeneca Finance LLC, 4.90%, 03/03/30	3,219	3,239,345
AstraZeneca PLC, 1.38%, 08/06/30	8,356	7,330,959
Becton Dickinson & Co., 2.82%, 05/20/30(a)	4,836	4,482,203
Bristol-Myers Squibb Co., 1.45%, 11/13/30	8,372	7,319,100
Cardinal Health, Inc., 4.50%, 09/15/30	3,457	3,398,135
Cencora, Inc.
2.80%, 05/15/30	2,821	2,615,770
4.25%, 11/15/30(a)	2,443	2,374,015
CVS Health Corp.
1.75%, 08/21/30	6,288	5,543,239
3.75%, 04/01/30	7,399	7,103,324
5.13%, 02/21/30	9,389	9,435,995
Eli Lilly & Co., 4.75%, 02/12/30	7,019	7,038,629
GlaxoSmithKline Capital, Inc., 4.50%, 04/15/30	3,892	3,866,186
Johnson & Johnson
1.30%, 09/01/30(a)	8,267	7,277,774
4.70%, 03/01/30	5,306	5,339,451
McKesson Corp., 4.65%, 05/30/30	3,886	3,858,751
Merck & Co., Inc.
1.45%, 06/24/30(a)	7,736	6,839,446
4.15%, 09/15/30	4,330	4,234,726
4.30%, 05/17/30	4,124	4,064,921
Novartis Capital Corp.
2.20%, 08/14/30	9,016	8,186,767
4.10%, 11/05/30	10,546	10,267,594
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 05/19/30	16,806	16,704,364
Pfizer, Inc.
1.70%, 05/28/30	5,608	5,005,760
2.63%, 04/01/30	7,569	7,021,457
4.20%, 11/15/30(a)	5,105	4,991,190
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	$13,452	$12,157,259
Viatris, Inc., 2.70%, 06/22/30	7,289	6,625,129
Zoetis, Inc., 2.00%, 05/15/30	4,262	3,835,313
		175,539,647
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30	1,895	2,103,959
Enbridge, Inc.
4.90%, 06/20/30	3,023	3,016,806
6.20%, 11/15/30	4,813	5,022,792
Energy Transfer LP
3.75%, 05/15/30	7,516	7,196,687
5.20%, 04/01/30	3,410	3,434,455
6.40%, 12/01/30	7,026	7,372,897
Enterprise Products Operating LLC, 2.80%, 01/31/30	7,137	6,686,146
Kinder Morgan, Inc., 5.15%, 06/01/30	6,767	6,825,382
MPLX LP, 2.65%, 08/15/30	8,369	7,652,947
ONEOK, Inc.
3.10%, 03/15/30	4,135	3,873,618
3.25%, 06/01/30	3,307	3,100,582
5.80%, 11/01/30	3,104	3,185,242
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	4,500	4,291,229
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	12,535	12,327,514
Targa Resources Corp., 4.90%, 09/15/30	4,642	4,619,147
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	5,746	5,782,525
TransCanada PipeLines Ltd., 4.10%, 04/15/30	6,684	6,487,560
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	3,808	3,588,400
Western Midstream Operating LP, 4.05%, 02/01/30	5,781	5,575,626
Williams Companies, Inc.(The)
3.50%, 11/15/30	5,707	5,371,605
4.63%, 06/30/30	4,943	4,878,383
		112,393,502
Real Estate — 0.1%
CBRE Services, Inc., 4.80%, 06/15/30	3,771	3,735,284
Real Estate Investment Trusts — 6.4%
Agree LP, 2.90%, 10/01/30	2,054	1,892,186
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30(a)	3,246	3,188,301
4.90%, 12/15/30(a)	4,252	4,211,363
American Homes 4 Rent LP, 4.95%, 06/15/30	3,125	3,105,134
American Tower Corp.
1.88%, 10/15/30	4,452	3,921,635
2.10%, 06/15/30	4,886	4,383,467
2.90%, 01/15/30	4,086	3,816,084
4.90%, 03/15/30	4,468	4,450,176
5.00%, 01/31/30	3,368	3,369,648
AvalonBay Communities, Inc.
2.30%, 03/01/30	3,752	3,441,480
4.35%, 12/01/30(a)	2,710	2,654,843
Boston Properties LP, 2.90%, 03/15/30	3,331	3,086,408
Brixmor Operating Partnership LP, 4.05%, 07/01/30(a)	4,231	4,083,276
Camden Property Trust, 2.80%, 05/15/30	3,689	3,424,411
COPT Defense Properties LP, 4.50%, 10/15/30	2,170	2,118,781
Cousins Properties LP, 5.25%, 07/15/30	2,572	2,576,873
Crown Castle, Inc., 3.30%, 07/01/30	4,904	4,579,291

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP, 3.00%, 02/15/30	$2,244	$2,097,700
EPR Properties, 4.75%, 11/15/30	1,934	1,881,801
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/30	5,574	5,444,237
Equinix, Inc., 2.15%, 07/15/30	7,206	6,438,673
ERP Operating LP, 2.50%, 02/15/30	3,784	3,494,512
Essex Portfolio LP, 3.00%, 01/15/30	2,913	2,732,577
Extra Space Storage LP
2.20%, 10/15/30	2,811	2,507,824
5.50%, 07/01/30	5,075	5,143,351
Federal Realty OP LP, 3.50%, 06/01/30	2,864	2,722,548
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30	3,469	3,313,574
Healthcare Realty Holdings LP, 3.10%, 02/15/30	3,695	3,455,631
Healthpeak OP LLC, 3.00%, 01/15/30	4,269	3,998,445
Highwoods Realty LP, 3.05%, 02/15/30	1,522	1,413,655
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	5,110	4,790,565
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	2,905	2,930,203
Kilroy Realty LP, 3.05%, 02/15/30	3,112	2,857,409
Kimco Realty OP LLC, 2.70%, 10/01/30	2,643	2,435,017
Kite Realty Group Trust, 4.75%, 09/15/30	1,947	1,922,042
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	3,279	3,269,270
Lineage OP LP, 5.25%, 07/15/30	2,806	2,793,439
LXP Industrial Trust, 2.70%, 09/15/30	2,230	2,028,445
Mid-America Apartments LP, 2.75%, 03/15/30	2,472	2,300,407
NNN REIT, Inc., 2.50%, 04/15/30	2,928	2,685,035
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	3,578	3,559,643
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,312	1,196,888
Prologis LP
1.25%, 10/15/30	4,602	3,973,982
1.75%, 07/01/30(a)	2,120	1,884,642
2.25%, 04/15/30(a)	5,954	5,432,374
Public Storage Operating Co., 4.38%, 07/01/30(a)	2,551	2,513,036
Realty Income Corp.
3.40%, 01/15/30	2,710	2,579,096
4.85%, 03/15/30(a)	3,573	3,570,601
Regency Centers LP, 3.70%, 06/15/30(a)	3,452	3,306,030
Rexford Industrial Realty LP, 2.13%, 12/01/30	2,490	2,195,652
SBA Communications Corp., 4.88%, 01/15/30	4,675	4,657,612
Simon Property Group LP
2.65%, 07/15/30	4,593	4,234,061
4.38%, 10/01/30	3,894	3,823,155
Store Capital LLC
2.75%, 11/18/30(a)	1,781	1,598,523
5.40%, 04/30/30	2,370	2,375,717
UDR, Inc., 3.20%, 01/15/30	3,052	2,882,886
Ventas Realty LP
3.00%, 01/15/30	3,604	3,377,489
4.75%, 11/15/30(a)	2,639	2,610,683
VICI Properties LP, 4.95%, 02/15/30	5,861	5,795,636
Welltower OP LLC
3.10%, 01/15/30	4,489	4,240,564
4.50%, 07/01/30(a)	6,664	6,572,592
Weyerhaeuser Co., 4.00%, 04/15/30	4,817	4,652,308
WP Carey, Inc., 4.65%, 07/15/30	2,854	2,812,207
		210,805,094
Security	Par (000)	Value
Retail — 3.3%
AutoNation, Inc., 4.75%, 06/01/30	$2,759	$2,715,990
AutoZone, Inc.
4.00%, 04/15/30(a)	4,277	4,138,262
5.13%, 06/15/30	2,884	2,900,093
Best Buy Co., Inc., 1.95%, 10/01/30(a)	3,969	3,516,433
Costco Wholesale Corp., 1.60%, 04/20/30	9,730	8,742,095
Dollar General Corp., 3.50%, 04/03/30	4,084	3,871,454
Genuine Parts Co., 1.88%, 11/01/30	3,688	3,202,852
Home Depot, Inc.(The)
2.70%, 04/15/30	8,708	8,113,549
3.95%, 09/15/30(a)	2,996	2,909,130
Lowe's Companies, Inc.
1.70%, 10/15/30	7,544	6,621,754
4.50%, 04/15/30	7,098	7,015,172
McDonald's Corp.
2.13%, 03/01/30	4,793	4,374,217
3.60%, 07/01/30(a)	5,227	5,022,890
4.60%, 05/15/30	3,614	3,599,541
O'Reilly Automotive, Inc., 4.20%, 04/01/30	2,804	2,732,494
Starbucks Corp.
2.25%, 03/12/30	4,736	4,324,180
2.55%, 11/15/30(a)	8,015	7,285,803
Target Corp.
2.35%, 02/15/30	4,519	4,171,152
2.65%, 09/15/30	2,979	2,739,423
TJX Companies, Inc. (The), 3.88%, 04/15/30	3,652	3,536,667
Tractor Supply Co., 1.75%, 11/01/30	4,315	3,770,208
Walmart, Inc.
4.00%, 04/15/30(a)	2,913	2,862,225
4.35%, 04/28/30	5,612	5,575,298
7.55%, 02/15/30	2,838	3,116,933
		106,857,815
Semiconductors — 3.4%
Analog Devices, Inc., 4.50%, 06/15/30	3,949	3,910,251
Applied Materials, Inc., 1.75%, 06/01/30	4,260	3,807,506
Broadcom, Inc.
4.15%, 11/15/30	11,376	10,936,096
4.20%, 10/15/30	5,358	5,169,843
4.35%, 02/15/30	8,884	8,676,630
4.60%, 07/15/30	8,971	8,807,584
5.00%, 04/15/30(a)	3,756	3,753,815
5.05%, 04/15/30	5,263	5,261,434
Intel Corp.
3.90%, 03/25/30	8,147	7,833,859
5.13%, 02/10/30(a)	6,763	6,781,230
Lam Research Corp., 1.90%, 06/15/30	4,457	3,994,679
Marvell Technology, Inc., 4.75%, 07/15/30	3,163	3,120,286
Microchip Technology, Inc., 5.05%, 02/15/30	5,410	5,387,285
NVIDIA Corp., 2.85%, 04/01/30	8,334	7,804,881
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	5,366	5,069,589
QUALCOMM, Inc.
2.15%, 05/20/30	6,636	6,015,470
4.50%, 05/20/30	2,545	2,522,288
Texas Instruments, Inc.
1.75%, 05/04/30	4,832	4,331,123
4.50%, 05/23/30	3,011	2,983,020
Xilinx, Inc., 2.38%, 06/01/30	4,656	4,243,665
		110,410,534

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30	$3,227	$3,132,911
5.35%, 01/15/30	3,025	3,054,351
		6,187,262
Software — 3.2%
Adobe, Inc.
2.30%, 02/01/30	7,061	6,488,387
4.95%, 01/17/30	3,424	3,444,127
Autodesk, Inc., 2.85%, 01/15/30	3,618	3,377,978
Fiserv, Inc.
2.65%, 06/01/30(a)	6,441	5,873,610
4.75%, 03/15/30	5,084	5,011,360
Intuit, Inc., 1.65%, 07/15/30(a)	3,701	3,268,521
Microsoft Corp., 1.35%, 09/15/30(a)	2,546	2,237,621
Oracle Corp.
2.95%, 04/01/30	18,037	16,224,927
3.25%, 05/15/30	3,382	3,069,901
4.45%, 09/26/30	16,125	15,216,553
4.65%, 05/06/30(a)	5,041	4,847,285
Paychex, Inc., 5.10%, 04/15/30	8,791	8,793,391
Roper Technologies, Inc.
2.00%, 06/30/30(a)	3,683	3,283,486
4.45%, 09/15/30	2,665	2,608,600
ServiceNow, Inc., 1.40%, 09/01/30	9,039	7,869,943
Synopsys, Inc., 4.85%, 04/01/30	10,686	10,626,365
VMware LLC, 4.70%, 05/15/30	4,335	4,290,831
		106,532,886
Telecommunications — 4.7%
America Movil SAB de CV, 2.88%, 05/07/30	5,680	5,250,757
AT&T, Inc.
4.30%, 02/15/30	16,634	16,263,929
4.70%, 08/15/30	7,275	7,181,988
British Telecommunications PLC, 9.63%, 12/15/30	15,681	18,327,849
Cisco Systems, Inc., 4.75%, 02/24/30	5,256	5,259,098
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	19,425	21,629,744
Juniper Networks, Inc., 2.00%, 12/10/30	3,125	2,727,650
Koninklijke KPN NV, 8.38%, 10/01/30	2,980	3,351,791
Motorola Solutions, Inc.
2.30%, 11/15/30	4,475	4,000,822
4.85%, 08/15/30	3,407	3,382,826
Telefonica Europe BV, 8.25%, 09/15/30	7,689	8,529,732
T-Mobile USA, Inc., 3.88%, 04/15/30	39,610	38,055,091
Verizon Communications, Inc.
1.50%, 09/18/30	5,825	5,084,079
1.68%, 10/30/30	4,628	4,048,799
3.15%, 03/22/30	6,092	5,735,933
7.75%, 12/01/30	3,264	3,608,589
Vodafone Group PLC, 7.88%, 02/15/30	2,764	3,017,248
		155,455,925
Toys, Games & Hobbies — 0.1%
Mattel, Inc., 5.00%, 11/17/30(a)	4,135	4,100,564
Transportation — 1.0%
Canadian Pacific Railway Co.
2.05%, 03/05/30	2,672	2,428,922
Security	Par (000)	Value
Transportation (continued)
4.80%, 03/30/30	$2,974	$2,968,820
CSX Corp., 2.40%, 02/15/30(a)	2,457	2,271,862
FedEx Corp., 4.25%, 05/15/30(a)	2,985	2,914,790
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	4,630	4,618,563
Norfolk Southern Corp., 5.05%, 08/01/30	3,588	3,618,088
Ryder System, Inc.
4.30%, 12/01/30(a)	1,422	1,387,136
4.85%, 06/15/30	1,925	1,918,100
5.00%, 03/15/30	2,071	2,074,886
Union Pacific Corp., 2.40%, 02/05/30	4,048	3,743,408
United Parcel Service, Inc.
4.45%, 04/01/30(a)	3,414	3,390,546
4.65%, 10/15/30	2,566	2,558,440
		33,893,561
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	3,040	2,940,942
Venture Capital — 0.1%
Hercules Capital, Inc., 6.00%, 06/16/30(a)	2,240	2,219,637
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	2,906	2,702,047
Essential Utilities, Inc., 2.70%, 04/15/30	2,661	2,454,628
		5,156,675
Total Long-Term Investments — 98.5% (Cost: $3,266,107,037)		3,235,550,296
	Shares
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	192,953,936	193,011,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	11,670,000	11,670,000
Total Short-Term Securities — 6.2% (Cost: $204,677,386)		204,681,822
Total Investments — 104.7% (Cost: $3,470,784,423)		3,440,232,118
Liabilities in Excess of Other Assets — (4.7)%		(155,888,985)
Net Assets — 100.0%		$3,284,343,133

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,634,322	$34,401,711 (a)	$—	$1,833	$(26,044)	$193,011,822	192,953,936	$468,527 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,970,000	—	(300,000)(a)	—	—	11,670,000	11,670,000	333,909	—
				$1,833	$(26,044)	$204,681,822		$802,436	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,235,550,296	$—	$3,235,550,296
Short-Term Securities
Money Market Funds	204,681,822	—	—	204,681,822
	$204,681,822	$3,235,550,296	$—	$3,440,232,118

Portfolio Abbreviation
REIT	Real Estate Investment Trust